JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.2%
Aerospace & Defense — 0.5%
AAR Corp.	76	1,343
Maxar Technologies, Inc.	153	1,633
Moog, Inc., Class A	30	1,490

		4,466

Air Freight & Logistics — 1.0%
Echo Global Logistics, Inc. *	282	4,810
Hub Group, Inc., Class A *	88	3,978

		8,788

Airlines — 0.1%
Hawaiian Holdings, Inc.	117	1,216

Auto Components — 0.7%
Adient plc *	163	1,475
Cooper-Standard Holdings, Inc. *	6	60
Gentherm, Inc. *	97	3,033
Stoneridge, Inc. *	88	1,476

		6,044

Banks — 17.2%
1st Source Corp.	83	2,675
American National Bankshares, Inc.	5	117
Atlantic Capital Bancshares, Inc. *	58	693
Atlantic Union Bankshares Corp.	6	138
BancFirst Corp. (a)	96	3,207
BancorpSouth Bank	59	1,122
BankFinancial Corp.	172	1,515
Banner Corp.	32	1,064
Brookline Bancorp, Inc. (a)	177	1,994
Bryn Mawr Bank Corp.	24	670
Cathay General Bancorp	158	3,615
Central Pacific Financial Corp.	342	5,438
Central Valley Community Bancorp	19	241
Century Bancorp, Inc., Class A (a)	3	187
Citizens & Northern Corp.	10	206
City Holding Co. (a)	49	3,267
Columbia Banking System, Inc.	152	4,066
Community Bank System, Inc. (a)	104	6,103
Community Trust Bancorp, Inc.	93	2,965
East West Bancorp, Inc.	9	240
Enterprise Financial Services Corp.	162	4,513
Equity Bancshares, Inc., Class A *	25	426
Farmers National Banc Corp.	85	983
Financial Institutions, Inc.	53	963
First Bancorp (a)	23	533
First BanCorp (Puerto Rico) (a)	925	4,920
First Citizens BancShares, Inc., Class A	6	2,097
First Commonwealth Financial Corp.	736	6,727
First Community Bankshares, Inc.	46	1,074
First Financial Corp.	16	533
First Hawaiian, Inc.	72	1,193
First Interstate BancSystem, Inc., Class A	27	772
Flushing Financial Corp. (a)	112	1,490
Glacier Bancorp, Inc. (a)	162	5,505
Great Southern Bancorp, Inc.	28	1,139
Great Western Bancorp, Inc.	78	1,602
Hancock Whitney Corp.	20	385
Hilltop Holdings, Inc.	183	2,768
Home BancShares, Inc.	294	3,523
Hope Bancorp, Inc.	490	4,026
Independent Bank Corp.	42	539
Investors Bancorp, Inc.	743	5,938
Lakeland Financial Corp. (a)	32	1,169
Mercantile Bank Corp.	15	309
OFG Bancorp (Puerto Rico)	80	890
People’s United Financial, Inc.	64	712
Preferred Bank	13	453
Republic Bancorp, Inc., Class A	15	492
S&T Bancorp, Inc. (a)	17	475
South State Corp.	126	7,409
Stock Yards Bancorp, Inc.	15	422
Tompkins Financial Corp. (a)	17	1,228
TriState Capital Holdings, Inc. * (a)	20	189
Trustmark Corp. (a)	395	9,197
UMB Financial Corp.	170	7,885
Umpqua Holdings Corp.	450	4,910
United Bankshares, Inc.	400	9,232
Valley National Bancorp	35	256
Washington Trust Bancorp, Inc.	29	1,057
Webster Financial Corp.	85	1,951
West Bancorp, Inc.	10	161
Westamerica Bancorp (a)	212	12,455

		152,024

Biotechnology — 2.1%
89bio, Inc. *(a)	100	2,524
Acorda Therapeutics, Inc. * (a)	21	20
Arcus Biosciences, Inc. *	207	2,875
Enanta Pharmaceuticals, Inc. * (a)	22	1,126
Epizyme, Inc. *	147	2,282
Fate Therapeutics, Inc. * (a)	109	2,414
Five Prime Therapeutics, Inc. *	101	229
Iovance Biotherapeutics, Inc. *	149	4,472
Protagonist Therapeutics, Inc. *	357	2,518

		18,460

Building Products — 0.8%
Builders FirstSource, Inc. *	469	5,736
Masonite International Corp. *	7	323
Quanex Building Products Corp.	112	1,132

		7,191

Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	30	653
Brightsphere Investment Group, Inc.	148	944
Cowen, Inc., Class A (a)	84	808
Donnelley Financial Solutions, Inc. *	138	727
Moelis & Co., Class A	3	93
Oppenheimer Holdings, Inc., Class A	11	221
Piper Sandler Cos.	18	930
Stifel Financial Corp.	161	6,638
Virtus Investment Partners, Inc.	13	959

		11,973

Chemicals — 1.2%
FutureFuel Corp.	169	1,901
HB Fuller Co.	8	212

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Minerals Technologies, Inc.	116	4,195
PolyOne Corp.	70	1,336
Trinseo SA	115	2,085
Tronox Holdings plc, Class A (a)	132	657

		10,386

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	251	6,110
ACCO Brands Corp.	860	4,342
Deluxe Corp.	88	2,292
Ennis, Inc.	64	1,196
HNI Corp.	26	647
Pitney Bowes, Inc. (a)	168	343
Quad/Graphics, Inc. (a)	510	1,286
Steelcase, Inc., Class A	90	892
VSE Corp.	6	105

		17,213

Communications Equipment — 0.8%
ADTRAN, Inc.	49	378
Comtech Telecommunications Corp. (a)	27	359
Lumentum Holdings, Inc. *	56	4,142
NetScout Systems, Inc. *	95	2,236

		7,115

Construction & Engineering — 2.4%
Arcosa, Inc.	134	5,313
EMCOR Group, Inc.	139	8,518
MYR Group, Inc. *	132	3,462
Sterling Construction Co., Inc. *	128	1,219
Tutor Perini Corp. * (a)	444	2,984

		21,496

Consumer Finance — 0.4%
Nelnet, Inc., Class A	69	3,147

Containers & Packaging — 0.1%
Myers Industries, Inc.	42	448

Distributors — 0.5%
Core-Mark Holding Co., Inc.	165	4,720

Diversified Consumer Services — 0.9%
American Public Education, Inc. *	40	945
Houghton Mifflin Harcourt Co. *	419	787
K12, Inc. * (a)	314	5,926

		7,658

Diversified Financial Services — 0.0%(b)
Marlin Business Services Corp.	25	274

Diversified Telecommunication Services — 0.4%
Consolidated Communications Holdings, Inc. (a)	756	3,441

Electric Utilities — 1.5%
IDACORP, Inc.	12	1,045
Portland General Electric Co.	247	11,822
Spark Energy, Inc., Class A (a)	72	449

		13,316

Electrical Equipment — 0.4%
American Superconductor Corp. * (a)	164	899
Bloom Energy Corp., Class A * (a)	10	54
Powell Industries, Inc.	104	2,665

		3,618

Electronic Equipment, Instruments & Components — 2.9%
Bel Fuse, Inc., Class B	108	1,054
Benchmark Electronics, Inc.	338	6,756
Fabrinet (Thailand) *	59	3,192
OSI Systems, Inc. *	9	593
Sanmina Corp. *	156	4,261
ScanSource, Inc. *	187	3,995
Tech Data Corp. *	45	5,823

		25,674

Energy Equipment & Services — 1.0%
Dril-Quip, Inc. * (a)	32	970
Era Group, Inc. *	64	340
Matrix Service Co. *	436	4,125
NexTier Oilfield Solutions, Inc. *	1,193	1,396
SEACOR Holdings, Inc. *	89	2,394

		9,225

Entertainment — 0.2%
Eros International plc (India) * (a)	1,153	1,902

Equity Real Estate Investment Trusts (REITs) — 9.8%
Acadia Realty Trust	128	1,582
Agree Realty Corp. (a)	33	2,067
Alexander & Baldwin, Inc.	152	1,705
American Assets Trust, Inc.	198	4,953
Ashford Hospitality Trust, Inc.	589	436
Braemar Hotels & Resorts, Inc.	163	278
Cedar Realty Trust, Inc.	209	195
City Office REIT, Inc.	135	977
CoreCivic, Inc. (a)	60	667
CorEnergy Infrastructure Trust, Inc. (a)	48	880
CoreSite Realty Corp.	27	3,129
DiamondRock Hospitality Co.	834	4,236
Easterly Government Properties, Inc.	178	4,396
First Industrial Realty Trust, Inc.	194	6,433
Franklin Street Properties Corp.	45	258
GEO Group, Inc. (The)	306	3,717
Getty Realty Corp.	175	4,155
Gladstone Commercial Corp.	175	2,509
Hersha Hospitality Trust (a)	47	168
Highwoods Properties, Inc.	23	804
Kite Realty Group Trust	68	646
Lexington Realty Trust (a)	352	3,490
Mack-Cali Realty Corp.	203	3,090
Monmouth Real Estate Investment Corp.	17	204
New Senior Investment Group, Inc.	147	377
Pebblebrook Hotel Trust	184	2,002
Physicians Realty Trust	233	3,248
Piedmont Office Realty Trust, Inc., Class A	203	3,587
PotlatchDeltic Corp.	43	1,359
PS Business Parks, Inc.	18	2,439
Retail Opportunity Investments Corp.	282	2,336
RLJ Lodging Trust	166	1,282
Saul Centers, Inc.	9	295
Service Properties Trust	24	130

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
STAG Industrial, Inc.	164	3,693
Sunstone Hotel Investors, Inc.	1,018	8,868
Terreno Realty Corp.	37	1,930
UMH Properties, Inc.	27	288
Urban Edge Properties	63	552
Urstadt Biddle Properties, Inc., Class A	59	833
Xenia Hotels & Resorts, Inc.	249	2,569

		86,763

Food & Staples Retailing — 0.3%
Rite Aid Corp. * (a)	45	669
SpartanNash Co.	137	1,968

		2,637

Food Products — 0.8%
Darling Ingredients, Inc. *	81	1,549
Sanderson Farms, Inc.	45	5,525

		7,074

Gas Utilities — 2.5%
Northwest Natural Holding Co.	74	4,588
ONE Gas, Inc.	76	6,347
Southwest Gas Holdings, Inc.	115	7,971
Spire, Inc.	39	2,875

		21,781

Health Care Equipment & Supplies — 0.3%
Varex Imaging Corp. *	124	2,805

Health Care Providers & Services — 2.2%
American Renal Associates Holdings, Inc. * (a)	47	309
Community Health Systems, Inc. * (a)	456	1,521
Cross Country Healthcare, Inc. *	289	1,947
Magellan Health, Inc. *	194	9,309
Owens & Minor, Inc. (a)	598	5,470
Patterson Cos., Inc. (a)	54	832

		19,388

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc. *	1,145	8,057
Computer Programs & Systems, Inc. (a)	23	519

		8,576

Hotels, Restaurants & Leisure — 0.4%
Boyd Gaming Corp.	66	955
Brinker International, Inc.	71	852
Marriott Vacations Worldwide Corp.	25	1,389
Red Lion Hotels Corp. * (a)	36	52

		3,248

Household Durables — 1.9%
Helen of Troy Ltd. *	11	1,512
KB Home	85	1,540
Meritage Homes Corp. *	48	1,738
Purple Innovation, Inc. * (a)	339	1,926
Sonos, Inc. *	296	2,513
Taylor Morrison Home Corp. *	35	379
TRI Pointe Group, Inc. *	849	7,447

		17,055

Household Products — 0.2%
Central Garden & Pet Co., Class A *	80	2,056

Independent Power and Renewable Electricity Producers — 1.6%
Atlantic Power Corp. *	1,574	3,368
Clearway Energy, Inc.	291	4,989
Clearway Energy, Inc., Class C	305	5,738

		14,095

Insurance — 2.2%
Ambac Financial Group, Inc. *	70	859
American Equity Investment Life Holding Co.	239	4,484
AMERISAFE, Inc.	50	3,191
Argo Group International Holdings Ltd.	12	449
CNO Financial Group, Inc.	548	6,792
Hallmark Financial Services, Inc. *	35	141
Heritage Insurance Holdings, Inc.	76	815
Horace Mann Educators Corp.	9	329
MBIA, Inc. *	188	1,342
Third Point Reinsurance Ltd. (Bermuda) *	98	729

		19,131

Interactive Media & Services — 0.1%
Cars.com, Inc. *	170	731

Internet & Direct Marketing Retail — 0.8%
Stamps.com, Inc. *	52	6,790

IT Services — 1.0%
KBR, Inc.	181	3,741
Perficient, Inc. *	10	257
Perspecta, Inc.	179	3,269
Unisys Corp. *	130	1,610

		8,877

Machinery — 1.8%
AGCO Corp.	73	3,426
Astec Industries, Inc.	102	3,577
Douglas Dynamics, Inc.	50	1,768
EnPro Industries, Inc.	6	226
Graham Corp.	20	252
Hurco Cos., Inc.	23	681
LB Foster Co., Class A *	25	313
Wabash National Corp. (a)	847	6,112

		16,355

Media — 1.3%
Cumulus Media, Inc., Class A *	151	817
Gannett Co., Inc. (a)	703	1,040
Hemisphere Media Group, Inc. *	229	1,954
Liberty Latin America Ltd., Class A (Chile) *	147	1,550
Liberty Latin America Ltd., Class C (Chile) * (a)	192	1,967
Sinclair Broadcast Group, Inc., Class A (a)	143	2,304
WideOpenWest, Inc. *	306	1,456

		11,088

Metals & Mining — 1.5%
Century Aluminum Co. * (a)	400	1,446
Commercial Metals Co.	176	2,773
Kaiser Aluminum Corp.	7	457
Warrior Met Coal, Inc.	228	2,416
Worthington Industries, Inc.	230	6,035

		13,127

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
ARMOUR Residential REIT, Inc.	126	1,107
Blackstone Mortgage Trust, Inc., Class A (a)	304	5,666
Cherry Hill Mortgage Investment Corp.	33	202
Exantas Capital Corp.	44	121
Invesco Mortgage Capital, Inc.	278	948
KKR Real Estate Finance Trust, Inc. (a)	97	1,459
Ladder Capital Corp.	351	1,665
PennyMac Mortgage Investment Trust	130	1,383
Redwood Trust, Inc. (a)	51	255
TPG RE Finance Trust, Inc. (a)	155	851
Two Harbors Investment Corp.	361	1,374

		15,031

Multiline Retail — 0.3%
Dillard’s, Inc., Class A (a)	62	2,306

Multi-Utilities — 1.8%
Avista Corp.	103	4,355
Black Hills Corp.	148	9,445
Unitil Corp.	48	2,501

		16,301

Oil, Gas & Consumable Fuels — 2.1%
Amplify Energy Corp.	336	190
Arch Coal, Inc., Class A (a)	73	2,107
CNX Resources Corp. *	266	1,416
CVR Energy, Inc. (a)	13	212
Delek US Holdings, Inc. (a)	311	4,898
Dorian LPG Ltd. *	114	992
Green Plains, Inc. (a)	225	1,089
PDC Energy, Inc. *	150	931
Peabody Energy Corp.	79	230
Renewable Energy Group, Inc. * (a)	70	1,439
REX American Resources Corp. *	70	3,256
Talos Energy, Inc. * (a)	71	406
W&T Offshore, Inc. * (a)	916	1,558

		18,724

Paper & Forest Products — 1.8%
Boise Cascade Co.	158	3,750
Domtar Corp.	65	1,407
Louisiana-Pacific Corp.	222	3,805
PH Glatfelter Co.	55	672
Schweitzer-Mauduit International, Inc. (a)	172	4,791
Verso Corp., Class A *	156	1,763

		16,188

Personal Products — 0.2%
Edgewell Personal Care Co. *	67	1,606

Pharmaceuticals — 1.5%
Endo International plc * (a)	1,023	3,786
Intra-Cellular Therapies, Inc. * (a)	83	1,274
Lannett Co., Inc. * (a)	514	3,575
Prestige Consumer Healthcare, Inc. *	124	4,530

		13,165

Professional Services — 3.3%
Barrett Business Services, Inc.	85	3,378
FTI Consulting, Inc. * (a)	63	7,498
Heidrick & Struggles International, Inc.	106	2,376
Huron Consulting Group, Inc. *	142	6,437
Kelly Services, Inc., Class A (a)	263	3,336
TrueBlue, Inc. *	456	5,822

		28,847

Road & Rail — 0.7%
ArcBest Corp.	332	5,811
Covenant Transportation Group, Inc., Class A *	33	286

		6,097

Semiconductors & Semiconductor Equipment — 4.6%
Amkor Technology, Inc. *	613	4,774
Cirrus Logic, Inc. *	87	5,736
MACOM Technology Solutions Holdings, Inc. *	159	3,002
NeoPhotonics Corp. *	479	3,476
Rambus, Inc. *	863	9,575
SunPower Corp. * (a)	299	1,518
Synaptics, Inc. * (a)	86	4,965
Veeco Instruments, Inc. *	272	2,605
Xperi Corp.	376	5,232

		40,883

Software — 2.2%
ACI Worldwide, Inc. *	192	4,630
Avaya Holdings Corp. * (a)	332	2,684
Fair Isaac Corp. *	10	2,923
MicroStrategy, Inc., Class A * (a)	7	850
SecureWorks Corp., Class A * (a)	86	986
Synchronoss Technologies, Inc. * (a)	269	820
TiVo Corp.	925	6,552

		19,445

Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A (a)	62	559
Barnes & Noble Education, Inc. * (a)	626	851
Bed Bath & Beyond, Inc. (a)	158	666
Cato Corp. (The), Class A	184	1,967
Express, Inc. * (a)	420	626
Genesco, Inc. *	65	860
Haverty Furniture Cos., Inc.	63	753
Hibbett Sports, Inc. * (a)	177	1,931
Lithia Motors, Inc., Class A	9	736
Murphy USA, Inc. *	26	2,151
Office Depot, Inc.	1,345	2,205
Winmark Corp.	6	752
Zumiez, Inc. *	105	1,817

		15,874

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	11	1,487
Fossil Group, Inc. * (a)	73	241
G-III Apparel Group Ltd. *	22	171
Movado Group, Inc. (a)	21	242

		2,141

Thrifts & Mortgage Finance — 4.0%
Essent Group Ltd.	172	4,538
First Defiance Financial Corp.	64	945
Luther Burbank Corp.	47	433
Meridian Bancorp, Inc.	237	2,655
MGIC Investment Corp.	434	2,754

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Northfield Bancorp, Inc. (a)	475	5,314
Radian Group, Inc.	463	5,996
Territorial Bancorp, Inc.	12	297
Washington Federal, Inc. (a)	377	9,784
Waterstone Financial, Inc.	67	980
WSFS Financial Corp.	64	1,601

		35,297

Tobacco — 0.1%
Vector Group Ltd.	127	1,200

Trading Companies & Distributors — 1.7%
BMC Stock Holdings, Inc. *	239	4,241
DXP Enterprises, Inc. *	88	1,077
Foundation Building Materials, Inc. *	91	934
MRC Global, Inc. *	382	1,629
NOW, Inc. * (a)	1,000	5,158
Titan Machinery, Inc. *	147	1,274
Veritiv Corp. * (a)	92	722

		15,035

Water Utilities — 0.1%
American States Water Co.	13	1,079

TOTAL COMMON STOCKS
(Cost $1,038,627)		850,591

SHORT-TERM INVESTMENTS — 8.2%
INVESTMENT COMPANIES — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (c) (d) (Cost $30,875)	30,878	30,881

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (c) (d)	31,012	31,006
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (c) (d)	10,282	10,282

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED
(Cost $41,295)		41,288

TOTAL SHORT-TERM INVESTMENTS (Cost $72,170)		72,169

Total Investments — 104.4% (Cost $1,110,797)		922,760
Liabilities in Excess of Other Assets — (4.4)%		(38,567)

Net Assets — 100.0%		884,193

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $38,070,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	251	06/2020	USD	14,429	203

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$922,760	$—	$—	$922,760

Appreciation in Other Financial Instruments
Futures Contracts (a)	$203	$—	$—	$203

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a)(b)	$35,272	$474,497	$478,875	$(16)	$3	$30,881	30,878	$439	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a)(b)	70,028	98,000	136,999	(8)	(15)	31,006	31,012	1,083	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a)(b)	23,241	248,821	261,780	—	—	10,282	10,282	218	—

Total	$128,541	$821,318	$877,654	$(24)	$(12)	$72,169		$1,740	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.